REINSURANCE AGREEMENTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums assumed	$ 1.2	$ 2.4	$ 2.4
Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Maximum amount of mortality risk retained		4.0
Variable Universal Term Life Insurance Second To Die Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Maximum amount of mortality risk retained		6.0
AXA Equitable | Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded policyholders' account balances		20.0
AXA Equitable | Variable Universal Term Life Insurance Second To Die Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded policyholders' account balances		25.0
Quota Share Arrangement | Affiliated Entity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums assumed	1.2	2.4	2.4
Benefits assumed	$ 0.4	$ 2.1	$ 1.8